Annual Total Returns[BarChart] - Nationwide Core Plus Bond Fund - Class A Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	5.73%	8.55%	(0.07%)	4.92%	0.92%	4.41%	3.92%	(1.00%)	9.76%	8.61%